FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Statement [Line Items]
Amounts Receivable	$ 3,182	$ 3,303
Long-term Investments	1,712	$ 934
Level 1 of fair value hierarchy [member]
Statement [Line Items]
Cash	5,311
Amounts Receivable	0
Long-term Investments	1,712
Total Financial Assets	7,023
Level 2 of fair value hierarchy [member]
Statement [Line Items]
Cash	0
Amounts Receivable	3,182
Long-term Investments	0
Total Financial Assets	3,182
Level 3 of fair value hierarchy [member]
Statement [Line Items]
Cash	0
Amounts Receivable	0
Long-term Investments	0
Total Financial Assets	$ 0